Cover	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2023
Entity Registrant Name	AssetMark Financial Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38980
Entity Tax Identification Number	30-0774039
Entity Address, Address Line One	1655 Grant Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Concord
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94520
City Area Code	925
Local Phone Number	521-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	AMK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001591587
Current Fiscal Year End Date	--12-31